Related Party Transactions (Details) - USD ($)								1 Months Ended					3 Months Ended	12 Months Ended
	Dec. 20, 2022	Dec. 05, 2022	Mar. 31, 2022	Aug. 10, 2021	Jul. 01, 2021	Mar. 03, 2021	Jun. 29, 2020	Dec. 16, 2022	Jun. 29, 2020	Feb. 28, 2019	Feb. 19, 2019	Nov. 30, 2013	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 14, 2023
Related Party Transactions (Details) [Line Items]
Repaid amount			$ 100,000
Purchased shares (in Shares)													8,208,682
Aggregate principal amount												$ 600,000
Issuance of common stock (in Shares)												9,327,903
Promissory notes bear interest												1.73%
Convertible preferred stock (in Shares)												1,532,480	199,145,285
Promissory notes interest														$ 100,000
Interest additional payment														200,000
General and administrative expenses														$ 200,000
Additional shares (in Shares)														282,836
Promissory notes from the former directors															$ 100,000
Aggregate purchase price
Common stock, shares outstanding (in Shares)													29,643,434	23,442,353	20,580,109
Roth CH Acquisition IV Co. [Member]
Related Party Transactions (Details) [Line Items]
Repaid amount						$ 200,000
Aggregate shares (in Shares)		300,000									100		375,000
Aggregate purchase price					$ 8,643						$ 25,000
Common stock dividend shares (in Shares)									43,125
Aggregate Common stock shares (in Shares)					1,490,874				4,312,500
Cancelled shares (in Shares)					1,437,500
Purchased shares (in Shares)					53,374
Percentage of issued and outstanding shares													20.00%
Fair value of shares sold (in Shares)													53,374
Fair value of shares sold per share (in Dollars per share)														$ 9.2
Aggregate principal amount						200,000
Cash paid								$ 135,440
Description of business combination													The Initial Stockholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until (1) with respect to 50% of the Founder Shares, the earlier of six months after the completion of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after a Business Combination and (2) with respect to the remaining 50% of the Founder Shares, six months after the completion of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Number of share cancelled (in Shares)	9,121,751													9,121,751
Common stock, shares outstanding (in Shares)													3,336,500	3,336,500	3,336,500
Percentage of transfer of founder shares with certain exceptions													50.00%
Aggregate principal amount																$ 200,000
Company paid								$ 135,440
Roth CH Acquisition IV Co. [Member] | Commercial Paper [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount																$ 200,000
Officer [Member] | Roth CH Acquisition IV Co. [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price					$ 464
Fair value of shares sold (in Shares)													323,446
Fair value of shares sold per share (in Dollars per share)													$ 6.06
Founder Shares [Member] | Roth CH Acquisition IV Co. [Member]
Related Party Transactions (Details) [Line Items]
Common stock dividend shares (in Shares)							43,125
Number of share issued (in Shares)										100
Aggregate purchase price					$ 8,643					$ 25,000
Aggregate number of shares owned (in Shares)							4,312,500		4,312,500
Shares subject to forfeiture (in Shares)					1,490,874
Number of share cancelled (in Shares)					1,437,500
Common stock, shares outstanding (in Shares)					2,875,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders					20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in Dollars per share)													$ 12.5
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination													20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination													30
Percentage of transfer of remaining founder shares with certain exceptions													50.00%
Founder Shares [Member] | Officer [Member] | Roth CH Acquisition IV Co. [Member]
Related Party Transactions (Details) [Line Items]
Number of share issued (in Shares)					53,374								53,374
Aggregate purchase price					$ 464
Fair value upon the grant date													$ 323,446
Fair value upon the grant date (in Dollars per share)													$ 6.06
Founder Shares [Member] | Underwriter Over-allotment Option Was Not Exercised In Full [Member] | Roth CH Acquisition IV Co. [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)					375,000
Founder Shares [Member] | Underwriter Over-allotment Option Exercised In Full [Member] | Roth CH Acquisition IV Co. [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)					0
Promissory Note with Related Party [Member] | Roth CH Acquisition IV Co. [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount						$ 200,000
Note payable														$ 0
Promissory Note with Related Party [Member] | Roth CH Acquisition IV Co. [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance under the promissory note				$ 200,000
Related Party Loans [Member] | Roth CH Acquisition IV Co. [Member]
Related Party Transactions (Details) [Line Items]
Note payable													$ 200,000
Related Party Loans [Member] | Roth CH Acquisition IV Co. [Member] | Working Capital Loans Warrant [Member]
Related Party Transactions (Details) [Line Items]
Working capital													$ 0	$ 0
Founder Shares [Member] | Roth CH Acquisition IV Co. [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)					2,875,000